UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-05039

CREDIT SUISSE FIXED INCOME FUND

(Exact Name of Registrant as Specified in Charter)

466 Lexington Avenue, New York, New York	10017-3140
(Address of Principal Executive Offices)	(Zip Code)

J. Kevin Gao, Esq.
Credit Suisse Fixed Income Fund
466 Lexington Avenue
New York, New York 10017-3140

Registrant’s telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2005 to April 30, 2006

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2006

(unaudited)

■  CREDIT SUISSE
  FIXED INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2006; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Fixed Income Fund

Semiannual Investment Adviser's Report

April 30, 2006 (unaudited)

June 16, 2006

Dear Shareholder:

Performance Summary

11/01/05 – 04/30/06

Fund & Benchmark	Performance
Common Class[1]	0.26%
Advisor Class[1]	(0.01)%
Class A1, 2	0.11%
Class B1, 2	(0.21)%
Class C1, 2	(0.21)%
Lehman Brothers US Aggregate Bond Index[3]	0.56%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 4.75%, 4.00% and 1.00%, respectively.2

Market Overview: Rates continue to rise

The period was a slightly positive one for the US investment grade bond market in terms of total return, though bond prices were restrained by rising interest rates. The Federal Reserve continued its campaign to raise rates in small but steady increments, with the federal funds rate reaching 4.75% by the end April 2006, up from 3.75% at the start of the period and 1.00% in June 2004.

The economy continued its growth trajectory despite the increase in interest rates (which can have a lagging effect on growth) along with higher energy costs. First quarter 2006 GDP rose at nearly a 5% annual rate, its highest quarterly rate in more than two years. Inflation remained within the Fed's comfort zone, but as of the end of the period was closer to its upper level of 2%, as measured by personal consumption expenditures. The best performing bonds in this environment tended to be lower-quality securities such as non-investment-grade corporate debt and emerging market bonds.

Strategic Review: Focus on issuer fundamentals

The Fund trailed its benchmark, despite our generally cautious approach to interest-rate risk (staying neutral to short with regard to the Portfolio's duration). We attribute this largely to the Fund's exposure to longer-dated corporate BBB rated bonds such as home builders. This was disappointing, as those holdings had mostly delivered on our optimistic industry and company-specific assumptions. For example, the underperformance of our home builder companies occurred despite a strong construction market, healthy earnings reports and upwardly revised earnings forecasts. In our view, these positives

Credit Suisse Fixed Income Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

were countered by investor concerns over companies' shareholder-friendly uses of capital, with debt reduction less of a priority in many corporations.

In terms of noteworthy portfolio adjustments, we opted to lower our weighting in BBB rated corporate bonds, ending the period with a slight underweighting in the category, versus an overweighting we held in late 2005. While we continue to view corporate bonds as more compelling than Treasuries from a total return perspective, we have adopted a more neutral approach to lower-rated corporate securities based on financial trends within corporations. These include increased merger and acquisition activity, along with an ongoing corporate preference for equity-shareholder friendly actions such as stock buybacks and higher dividends, as companies try to turn excess corporate cash into higher share prices.

We continue to believe that attractive bonds exist among BBB rated corporates, but we also think that a highly selective approach is appropriate, and we remain focused on a bottom-up, fundamentals based strategy. We also continue to focus on asset-backed, commercial mortgage-backed securities and below-investment-grade corporate bonds for their diversification characteristics and total-return potential.

The Credit Suisse Fixed Income Management Team

Kevin D. Barry

Sheila Huang

Richard Avidon

Philip Wubbena

Fixed income investing entails credit risks and interest rate risks. Typically, when interest rates rise, the market value of fixed income securities generally declines and the share price of the Fund can fall.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Fixed Income Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Average Annual Returns as of March 31, 20061

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	1.49%	3.44%	5.18%	6.52%	8/17/87
Advisor Class	1.07%	3.04%	—	4.90%	7/03/96
Class A Without Sales Charge	1.32%	—	—	2.87%	7/31/01
Class A With Maximum Sales Charge	(3.46)%	—	—	1.81%	7/31/01
Class B Without CDSC	0.51%	—	—	2.07%	7/31/01
Class B With Maximum CDSC	(3.37)%	—	—	2.07%	7/31/01
Class C Without CDSC	0.51%	—	—	2.03%	7/31/01
Class C With Maximum CDSC	(0.46)%	—	—	2.03%	7/31/01

Average Annual Returns as of April 30, 20061

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	0.21%	3.47%	5.22%	6.48%	8/17/87
Advisor Class	(0.31)%	3.05%	—	4.83%	7/03/96
Class A Without Sales Charge	(0.06)%	—	—	2.76%	7/31/01
Class A With Maximum Sales Charge	(4.83)%	—	—	1.72%	7/31/01
Class B Without CDSC	(0.76)%	—	—	1.99%	7/31/01
Class B With Maximum CDSC	(4.59)%	—	—	1.99%	7/31/01
Class C Without CDSC	(0.76)%	—	—	1.95%	7/31/01
Class C With Maximum CDSC	(1.72)%	—	—	1.95%	7/31/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (with maximum sales charge of 4.75%), was down 4.67%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was down 4.13%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was down 1.19%.

3  The Lehman Brothers US Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes US Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service; the Standard & Poor's division of The McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. Investors cannot invest directly in an index.

Credit Suisse Fixed Income Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Fixed Income Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2006

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 11/1/05	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,002.60	$999.90	$1,001.10	$997.90	$997.90
Expenses Paid per $1,000*	$3.48	$5.95	$4.71	$8.42	$8.42
Hypothetical 5% Fund Return
Beginning Account Value 11/1/05	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,021.32	$1,018.84	$1,020.08	$1,016.36	$1,016.36
Expenses Paid per $1,000*	$3.51	$6.01	$4.76	$8.50	$8.50
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.70%	1.20%	0.95%	1.70%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Fixed Income Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Credit Quality Breakdown*
Ratings S&P
AAA	58.8%
AA	4.3%
A	8.9%
BBB	9.0%
BB	3.6%
B	3.8%
CCC	2.0%
Subtotal	90.4%
Short-Term Investments	9.6%
Total	100.0%

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Fixed Income Fund

Schedule of Investments

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (24.5%)
Advertising (0.2%)
$275	R. H. Donnelley Corp., Rule 144A, Senior Discount Notes (Callable 01/15/09 @ $103.44)‡	(B , Caa1)	01/15/13	6.875	$257,125
Aerospace & Defense (0.7%)
670	Goodrich Corp., Notes	(BBB- , Baa3)	04/15/08	7.500	693,966
Automobile Manufacturers (0.8%)
780	DaimlerChrysler North America Holding Corp., Global Company Guaranteed Notes	(BBB , A3)	03/15/11	5.875	777,329
Banks (1.6%)
425	Bank of America Corp., Global Notes§	(AA- , Aa2)	10/01/10	4.250	405,286
130	Bank of America Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/06 @ $104.04)‡	(A , Aa3)	12/31/26	8.070	137,093
350	Bank of New York Company, Inc., Senior Subordinated Notes (Callable 03/15/08 @ $100.00)#	(A , A1)	03/15/13	3.400	336,831
310	USB Capital IX, Company Guaranteed Notes (Callable 04/15/11 @ $100.00)#	(A , A1)	03/29/49	6.189	306,650
455	Wachovia Capital Trust III, Bank Guaranteed Notes (Callable 03/15/11 @ $100.00)#	(A- , A2)	08/29/49	5.800	446,538
					1,632,398
Chemicals (0.3%)
265	Equistar Chemicals LP, Notes	(BB- , B2)	02/15/09	8.750	278,581
Commercial Services (1.0%)
450	Cendant Corp., Units	(BBB+ , Baa1)	08/17/06	4.890	448,187
265	Cenveo Corp., Global Senior Notes (Callable 03/15/07 @ $104.81)	(B+ , B1)	03/15/12	9.625	284,213
270	Erac USA Finance Co., Rule 144A, Notes‡	(A- , Baa1)	05/15/06	6.625	270,087
					1,002,487
Computers (0.3%)
300	SunGard Data Systems, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/09 @ $104.56)‡	(B- , B3)	08/15/13	9.125	321,750
Diversified Financials (4.6%)
485	Ameriprise Financial, Inc., Senior Unsecured Notes	(A- , A3)	11/15/10	5.350	479,327
250	BCP Crystal Holdings Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.81)	(B , B3)	06/15/14	9.625	276,250
225	Ford Motor Credit Co., Global Notes	(BB- , Ba2)	01/25/07	6.500	223,646
335	Ford Motor Credit Co., Notes	(BB- , Ba2)	06/16/08	6.625	314,898
125	General Motors Acceptance Corp., Global Notes	(BB , Ba1)	05/15/09	5.625	117,168
190	General Motors Acceptance Corp., Global Notes§	(BB , Ba1)	12/01/14	6.750	173,443
420	Goldman Sachs Group, Inc., Global Notes§	(A+ , Aa3)	01/15/15	5.125	397,881
700	HSBC Finance Capital Trust IX, Notes (Callable 11/30/15 @ $100.00)#	(BBB+ , A1)	11/30/35	5.911	677,481

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Diversified Financials (4.6%)
$120	ILFC E Capital Trust I, Rule 144A, Bonds (Callable 12/21/10 @ $100.00)#‡	(A , A3)	12/21/65	5.900	$117,162
150	JPMorgan Chase & Co., Global Notes§	(A+ , Aa3)	03/01/15	4.750	139,570
285	Morgan Stanley, Global Subordinated Notes	(A , A1)	04/01/14	4.750	263,996
310	Residential Capital Corp., Company Guaranteed Notes	(BBB- , Baa3)	11/21/08	6.125	308,844
495	Residential Capital Corp., Company Guaranteed Notes	(BBB- , Baa3)	02/22/11	6.000	485,368
580	SLM Corp., Series MTNA, Global Notes	(A , A2)	01/15/09	4.000	557,968
200	UCAR Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/07 @ $105.12)	(B- , B2)	02/15/12	10.250	214,000
					4,747,002
Electric (2.0%)
265	AES Corp., Senior Notes	(B , B1)	06/15/08	8.750	277,588
310	American Electric Power Company, Inc., Series A, Global Notes	(BBB , Baa2)	05/15/06	6.125	310,085
190	Constellation Energy Group, Inc., Notes	(BBB , Baa1)	04/01/07	6.350	191,446
200	Dominion Resources, Inc., Series A, Notes	(BBB+ , Baa2)	11/15/06	3.660	198,176
455	FPL Group Capital, Inc., Notes	(A- , A2)	02/16/07	4.086	450,580
245	PacifiCorp, First Mortgage Notes	(A- , A3)	11/15/11	6.900	260,483
375	TXU Corp., Series P, Global Senior Notes	(BB+ , Ba1)	11/15/14	5.550	350,352
					2,038,710
Entertainment (0.5%)
160	AMC Entertainment, Inc., Senior Subordinated Notes (Callable 02/01/07 @ $100.00)	(CCC+ , B3)	02/01/11	9.500	159,600
300	Six Flags, Inc., Global Senior Notes (Callable 04/15/08 @ $104.88)	(CCC , Caa1)	04/15/13	9.750	306,750
					466,350
Food (0.2%)
250	Smithfield Foods, Inc., Series B, Global Senior Notes	(BB , Ba2)	10/15/09	8.000	257,500
Healthcare Services (0.2%)
185	WellPoint, Inc., Global Unsecured Notes§	(BBB+ , Baa1)	01/15/11	5.000	180,414
Household Products (0.2%)
210	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 07/03/06 @ $104.69)§	(CCC+ , Caa1)	06/01/11	9.375	219,975
Insurance (1.6%)
425	American International Group, Inc., Global Notes§	(AA , Aa2)	05/15/13	4.250	389,665
515	Berkshire Hathaway Finance Corp., Global Company Guaranteed Notes	(AAA , Aaa)	01/15/10	4.125	491,962
205	Florida Windstorm Underwriting Association, Rule 144A, Senior Notes‡	(A- , A3)	08/25/07	6.850	207,521
610	Nationwide Mutual Insurance Co., Rule 144A, Bonds (Callable 04/15/14 @ $100.00)‡	(A- , A2)	04/15/34	6.600	573,473
					1,662,621

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Investment Company (0.3%)
$300	Frank Russell Co., Rule 144A, Company Guaranteed Notes‡	(AAA , Aa1)	01/15/09	5.625	$302,270
Lodging (1.0%)
210	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)	(B , B3)	11/15/10	12.000	228,375
250	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(BB- , B2)	10/15/10	9.500	267,500
225	MGM Mirage, Inc., Rule 144A, Senior Notes‡	(BB , Ba2)	04/01/13	6.750	222,750
255	Resorts International Hotel & Casino, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $106.00)	(B , B2)	03/15/09	11.500	279,863
					998,488
Machinery (0.3%)
295	Case New Holland, Inc., Global Company Guaranteed Notes	(BB- , Ba3)	06/01/09	6.000	289,838
Media (2.7%)
330	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)	(CCC- , B3)	11/15/13	8.750	325,050
485	Comcast Cable Communications Holdings, Inc., Global Company Guaranteed Notes	(BBB+ , Baa2)	03/15/13	8.375	543,668
430	Comcast Corp., Company Guaranteed Notes	(BBB+ , Baa2)	06/15/16	4.950	389,900
285	Cox Communications, Inc., Global Notes	(BBB- , Baa3)	12/15/14	5.450	270,237
250	CSC Holdings, Inc., Senior Notes	(B+ , B2)	07/15/08	7.250	254,063
265	EchoStar DBS Corp., Global Senior Notes	(BB- , Ba3)	10/01/08	5.750	261,687
215	Houghton Mifflin Co., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.94)	(B- , Caa1)	02/01/13	9.875	231,125
225	Sinclair Broadcast Group, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $104.38)	(B , B2)	12/15/11	8.750	237,938
205	Time Warner, Inc., Global Company Guaranteed Notes	(BBB+ , Baa2)	05/01/32	7.700	224,691
					2,738,359
Office Equipment (0.2%)
255	Xerox Corp., Senior Unsecured Notes	(BB+ , Ba2)	03/15/16	6.400	249,581
Oil & Gas (1.3%)
295	Amerada Hess Corp., Notes	(BBB- , Ba1)	08/15/31	7.300	321,534
95	Enterprise Products Operating LP, Senior Notes	(BB+ , Baa3)	06/01/10	4.950	92,050
300	Enterprise Products Operating LP, Series B, Global Senior Notes	(BB+ , Baa3)	10/15/34	6.650	292,332
360	Pemex Project Funding Master Trust, Rule 144A, Company Guaranteed Notes#‡	(BBB , Baa1)	06/15/10	6.210	369,900
245	XTO Energy, Inc., Notes	(BBB- , Baa3)	06/30/15	5.300	233,776
					1,309,592

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Packaging & Containers (1.1%)
$275	Berry Plastics Corp., Global Company Guaranteed Notes (Callable 07/15/07 @ $105.38)	(B- , B3)	07/15/12	10.750	$301,125
265	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/08 @ $104.25)	(CCC+ , Caa1)	10/15/12	8.500	271,625
260	Owens-Brockway Glass Container, Inc., Global Secured Notes (Callable 11/15/07 @ $104.38)	(BB- , B1)	11/15/12	8.750	278,850
265	Smurfit-Stone Container Corp., Global Senior Notes	(CCC+ , B2)	02/01/08	9.250	274,937
					1,126,537
Pharmaceuticals (0.2%)
215	Bristol-Myers Squibb Co., Notes§	(A+ , A1)	08/15/13	5.250	209,167
Real Estate (0.2%)
265	EOP Operating LP, Notes§	(BBB , Baa2)	10/01/10	4.650	254,292
Retail (0.4%)
105	Home Depot, Inc., Global Senior Notes	(AA , Aa3)	03/01/16	5.400	102,460
255	United Auto Group, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.81)	(B , B3)	03/15/12	9.625	272,531
					374,991
Savings & Loans (0.2%)
265	Washington Mutual Bank, Global Subordinated Notes§	(A- , A3)	01/15/15	5.125	249,694
Telecommunications (2.3%)
255	AT&T, Inc., Global Notes	(A , A2)	09/15/34	6.150	240,967
260	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC , B3)	06/15/13	10.125	285,675
275	Level 3 Communications, Inc., Senior Notes (Callable 05/01/06 @ $100.00)§	(CCC- , Ca)	05/01/08	9.125	275,000
245	Motorola, Inc., Notes	(BBB+ , Baa2)	11/16/07	4.608	242,352
215	Nextel Communications, Inc., Series E, Senior Notes (Callable 10/31/08 @ $103.44)	(A- , Baa2)	10/31/13	6.875	220,924
360	Qwest Capital Funding, Inc., Company Guaranteed Notes	(B , B3)	07/15/08	6.375	358,200
230	SBC Communications, Inc., Global Notes	(A , A2)	09/15/14	5.100	216,897
205	Sprint Capital Corp., Global Company Guaranteed Notes	(A- , Baa2)	03/15/32	8.750	255,100
245	Verizon Communications, Inc., Global Notes	(A , A3)	02/15/16	5.550	234,218
					2,329,333
Transportation (0.1%)
138	Horizon Lines LLC, Global Company Guaranteed Notes (Callable 11/01/08 @ $104.50)	(CCC+ , B3)	11/01/12	9.000	144,383
	TOTAL CORPORATE BONDS (Cost $25,483,269)				25,112,733

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES	(12.3%)
	$1,085	Asset Backed Funding Certificates, Series 2005-AQ1, Class A4#	(AAA , Aaa)	06/25/35	5.010	$1,012,780
	540	Asset Backed Funding Certificates, Series 2005-AQ1, Class M1#	(AA , Aaa)	06/25/35	5.240	503,595
	1,420	CDC Mortgage Capital Trust, Series 2003-HE4, Class M2#	(A , A2)	03/25/34	6.609	1,448,133
	10	Chase Funding Mortgage Loan, Series 2002-2, Class 1A4	(AAA , Aaa)	08/25/28	4.877	9,510
	550	CIT Group Home Equity Loan Trust, Series 2003-1, Class M1#	(AA , Aa2)	10/20/32	4.670	536,651
	800	Countrywide Asset-Backed Certificates, Series 2005-4, Class MF2	(AA , Aa2)	10/25/35	5.136	767,475
	391	Countrywide Home Equity Loan Trust, Series 2002-C, Class A#	(AAA , Aaa)	05/15/28	5.141	391,422
	1,635	Finance America Mortgage Loan Trust, Series 2004-2, Class M1#	(AA+ , Aa1)	08/25/34	5.509	1,643,589
	25	GE Capital Mortgage Services, Inc., Series 1998-HE1, Class A7	(AAA , Aaa)	06/25/28	6.465	25,108
	206	Greenpoint Home Equity Loan Trust, Series 2003-1, Class A#	(AAA , Aaa)	04/15/29	5.171	206,426
	1,320	GSAA Home Equity Trust, Series 2005-12, Class AF4#	(AAA , Aaa)	09/25/35	5.344	1,250,081
	545	Ixis Real Estate Capital Trust, Series 2005-HE2, Class M1#	(AA , Aa1)	09/25/35	5.389	548,433
	890	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1	(BBB , Baa2)	07/15/14	6.800	935,891
	1,000	Morgan Stanley ABS Capital I, Series 2003-HE3, Class M3#	(A- , A3)	10/25/33	6.959	1,015,864
	535	Morgan Stanley ABS Capital I, Series 2004-NC3, Class B3#	(BBB- , Baa3)	03/25/34	7.959	541,797
	475	Park Place Securities, Inc., Series 2004-WCW2, Class M10#	(BB+ , Ba1)	10/25/34	7.709	440,096
	720	Popular ABS Mortgage Pass-Through Trust, Series 2005-1, Class AF4#	(AAA , Aaa)	05/25/35	4.608	693,225
	580	Soundview Home Equity Loan Trust, Series 2005-B, Class M8#	(BBB , Baa2)	05/25/35	6.704	581,720
	63	Vanderbilt Mortgage Finance, Series 1998-C, Class 1B1	(BBB , Baa)	02/07/15	6.970	63,362
		TOTAL ASSET BACKED SECURITIES (Cost $12,837,566)				12,615,158
MORTGAGE-BACKED SECURITIES (58.4%)
	118,088	Bank of America Commercial Mortgage, Inc., Rule 144A, Series 2005-1, Class XW IO#‡	(AAA , Aaa)	11/10/42	0.160	604,279
	825	Bank of America Commercial Mortgage, Inc., Series 2005-2, Class A2	(AAA , Aaa)	07/10/43	4.247	810,282

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
MORTGAGE-BACKED SECURITIES
$285	Bank of America Large Loan, Inc., Rule 144A, Series 2006-LAQ, Class K#‡	(BBB- , Baa3)	02/09/21	5.923	$285,000
55,362	Bear Stearns Commercial Mortgage Securities, Inc., Rule 144A, Series 2003-PWR2, Class X1 IO#‡	(AAA , Aaa)	05/11/39	0.212	1,049,234
600	Bear Stearns Commercial Mortgage Securities, Inc., Rule 144A, Series 2005-LXR1, Class H#‡	(AAA , Aaa)	09/15/18	6.101	601,125
9	Fannie Mae Pool #004542	(AAA , Aaa)	12/01/08	12.000	9,050
3,694	Fannie Mae Pool #256183‡‡	(AAA , Aaa)	02/01/36	6.500	3,720,894
1,735	Fannie Mae Pool #357739	(AAA , Aaa)	03/01/35	6.000	1,728,075
0	Fannie Mae Pool #524164[1]	(AAA , Aaa)	11/01/29	7.000	37
1,126	Fannie Mae Pool #703337	(AAA , Aaa)	04/01/33	5.500	1,097,011
724	Fannie Mae Pool #713667	(AAA , Aaa)	07/01/33	5.000	687,836
1,335	Fannie Mae Pool #725231	(AAA , Aaa)	02/01/34	5.000	1,267,216
1,546	Fannie Mae Pool #725866	(AAA , Aaa)	09/01/34	4.500	1,421,025
1,550	Fannie Mae Pool #733389	(AAA , Aaa)	08/01/33	5.000	1,471,957
1,888	Fannie Mae Pool #758789^^	(AAA , Aaa)	12/01/33	5.500	1,836,955
1,312	Fannie Mae Pool #772297	(AAA , Aaa)	03/01/34	5.500	1,276,204
1,802	Fannie Mae Pool #790724	(AAA , Aaa)	09/01/34	5.500	1,753,729
1,552	Fannie Mae Pool #797894	(AAA , Aaa)	04/01/35	5.000	1,471,966
1,745	Fannie Mae Pool #826514	(AAA , Aaa)	07/01/35	6.000	1,737,801
1,202	Fannie Mae Pool #849706	(AAA , Aaa)	06/01/35	6.000	1,197,806
2,365	Fannie Mae Pool #851037^^	(AAA , Aaa)	12/01/35	5.000	2,238,592
2,206	First Horizon Mortgage Pass-Through Trust, Series 2006-AR1, Class 2A1#	(AAA , Aaa)	05/25/36	5.918	2,208,495
2,130	FNMA TBA	(AAA , Aaa)	05/01/21	5.500	2,113,692
2,795	FNMA TBA	(AAA , Aaa)	05/01/36	5.000	2,643,677
3,425	FNMA TBA	(AAA , Aaa)	05/01/36	5.500	3,325,996
360	FNMA TBA	(AAA , Aaa)	05/01/36	6.000	358,425
2,075	FNMA TBA	(AAA , Aaa)	05/01/36	6.500	2,109,692
2,120	Freddie Mac Global Notes§	(AAA , Aaa)	02/17/09	4.875	2,106,731
1,479	Freddie Mac Pool #A23629	(AAA , Aaa)	06/01/34	5.000	1,401,503
623	Freddie Mac Pool #B11354	(AAA , Aaa)	12/01/18	5.000	607,090
1,610	GE Capital Commercial Mortgage Corp., Series 2006-C1, Class AM#	(AAA , Aaa)	03/10/44	5.519	1,565,788
1,525	GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class B, Subordinated Bonds	(AAA , Aaa)	04/15/29	6.703	1,553,221
3,530	GNMA TBA	(AAA , Aaa)	05/01/36	5.500	3,464,088
1,820	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5	(AAA , Aaa)	04/15/30	5.150	1,747,234
1,070	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class AM#	(AAA , Aaa)	02/15/31	5.217	1,025,791
912	Master Specialized Loan Trust, Series 2005-3, Class A2#	(AAA , Aaa)	11/25/35	5.704	902,335
34,909	Merrill Lynch Mortgage Trust, Rule 144A, Series 2003-KEY1, Class XC IO#‡	(AAA , Aaa)	11/12/35	0.156	360,585

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
MORTGAGE-BACKED SECURITIES
$880	Morgan Stanley Capital I, Series 2006-HQ8, Class AM#	(AAA , Aaa)	03/12/44	5.610	$863,440
993	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21#	(AAA , Aaa)	09/25/34	5.380	986,272
1,134	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21#	(AAA , Aaa)	01/25/36	6.009	1,139,237
1,585	Residential Funding Mortgage Securities I, Series 2006-SA1, Class 1A1#	(AAA , Aaa)	02/25/36	5.686	1,580,011
1,586	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1#	(AAA , Aaa)	04/25/36	5.552	1,582,955
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $60,903,665)				59,912,332
FOREIGN BONDS (2.2%)
Commercial Services (0.3%)
265	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B , B2)	08/01/15	8.625	275,600
Electric (0.2%)
220	Compania Nacional de Transmision Electrica SA, Global Senior Notes (Chile)	(A- , Baa1)	04/15/11	7.875	234,990
Insurance (0.2%)
190	Everest Reinsurance Holdings, Notes (Bermuda)	(A- , A3)	10/15/14	5.400	180,491
Miscellaneous Manufacturing (0.5%)
500	Tyco International Group SA, Yankee Company Guaranteed Notes (Luxembourg)	(BBB+ , Baa3)	10/15/11	6.375	514,794
Oil & Gas (0.6%)
125	Canadian Natural Resources, Ltd., Yankee Notes (Canada)§	(BBB+ , Baa1)	07/15/11	6.700	130,122
430	Petroliam Nasional Berhad, Rule 144A, Bonds (Malaysia)‡	(A- , A1)	08/15/15	7.750	489,184
					619,306
Pipelines (0.2%)
160	Trans-Canada Pipelines, Ltd., Yankee Bonds (Canada)	(A- , A2)	01/15/15	4.875	150,466
Telecommunications (0.2%)
245	Intelsat, Ltd., Global Senior Notes (Bermuda)	(B , Caa1)	11/01/08	5.250	237,038
	TOTAL FOREIGN BONDS (Cost $2,268,466)				2,212,685
UNITED STATES TREASURY OBLIGATIONS (2.5%)
175	United States Treasury Bonds§	(AAA , Aaa)	02/15/31	5.375	177,680
1,585	United States Treasury Bonds§	(AAA , Aaa)	02/15/36	4.500	1,424,891
275	United States Treasury Notes§	(AAA , Aaa)	02/15/12	4.875	274,076
685	United States Treasury Notes§	(AAA , Aaa)	02/15/16	4.500	655,353
	TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $2,714,300)				2,532,000

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

Number of Shares		Value
COMMON STOCK (0.0%)
Telecommunications (0.0%)
1,127	XO Holdings, Inc.*§ (Cost $0)	$4,959
WARRANTS (0.0%)
Building Materials (0.0%)
65	Dayton Superior Corp., Rule 144A, strike price $0.01, expires 06/15/09*‡	1
Telecommunications (0.0%)
40	GT Group Telecom, Inc., Rule 144A, strike price $0.00, expires 02/01/10*^‡	0
2,255	XO Holdings, Inc., Series A, strike price $6.25, expires 01/16/10*	1,691
1,692	XO Holdings, Inc., Series B, strike price $7.50, expires 01/16/10*	930
1,692	XO Holdings, Inc., Series C, strike price $10.00, expires 01/16/10*	491
		3,112
TOTAL WARRANTS (Cost $3,300)		3,113
SHORT-TERM INVESTMENTS (18.0%)
7,609,222	State Street Navigator Prime Portfolio§§	7,609,222

Par (000)		Maturity	Rate%
$7,275	Federal Home Loan Bank, Discount Notes^^	05/19/06	4.809	7,257,867
3,365	State Street Bank and Trust Co. Euro Time Deposit^^	05/01/06	3.850	3,365,000
235	United States Treasury Bills	05/11/06	4.310	234,704
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,466,793)			18,466,793
	TOTAL INVESTMENTS AT VALUE (117.9%) (Cost $122,677,359)			120,859,773

LIABILITIES IN EXCESS OF OTHER ASSETS (-17.9%)	(18,364,594)
NET ASSETS (100.0%)	$102,495,179

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

†  Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to a value of $6,444,139 or 6.29% of net assets.

‡‡  Collateral segregated for futures contracts.

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

^^  Collateral segregated for TBA securities.

#  Variable rate obligations — The interest rate shown is the rate as of April 30, 2006.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

1  Par value of security held is less than 1,000.

INVESTMENT ABBREVIATIONS

IO = Interest Only

MTNA = Medium Term Note, Series A

TBA = To Be Announced

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $7,609,222 (Cost $122,677,359) (Note 2)	$120,859,773[1]
Cash	1,200,018
Receivable for investments sold	5,012,638
Receivable for fund shares sold	20,209
Interest receivable	760,325
Prepaid expenses and other assets	41,396
Total Assets	127,894,359
Liabilities
Advisory fee payable (Note 3)	16,877
Administrative services fee payable (Note 3)	22,423
Shareholder servicing/Distribution fee payable (Note 3)	51,717
Payable for investments purchased	17,228,146
Payable upon return of securities loaned (Note 2)	7,609,222
Variation margin payable (Note 2)	128,993
Payable for fund shares redeemed	190,295
Dividend payable	47,517
Trustees' fee payable	3,718
Other accrued expenses payable	100,272
Total Liabilities	25,399,180
Net Assets
Capital stock, $0.001 par value (Note 6)	10,740
Paid-in capital (Note 6)	123,879,330
Undistributed net investment income	95,727
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(19,448,592)
Net unrealized depreciation from investments, futures contracts, and foreign currency translations	(2,042,026)
Net Assets	$102,495,179
Common Shares
Net assets	$65,313,759
Shares outstanding	6,847,050
Net asset value, offering price, and redemption price per share	$9.54
Advisor Shares
Net assets	$11,114,432
Shares outstanding	1,164,566
Net asset value, offering price, and redemption price per share	$9.54
A Shares
Net assets	$17,177,452
Shares outstanding	1,798,209
Net asset value and redemption price per share	$9.55
Maximum offering price per share (net asset value/(1-4.75%))	$10.03
B Shares
Net assets	$5,625,494
Shares outstanding	588,663
Net asset value and offering price per share	$9.56
C Shares
Net assets	$3,264,042
Shares outstanding	341,729
Net asset value and offering price per share	$9.55

1  Including $7,454,722 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Statement of Operations

For the Six Months Ended April 30, 2006 (unaudited)

Investment Income (Note 2)
Interest	$3,001,732
Securities lending	11,281
Total investment income	3,013,013
Expenses
Investment advisory fees (Note 3)	288,012
Administrative services fees (Note 3)	110,016
Shareholder servicing/Distribution fees (Note 3)
Advisor Class	30,902
Class A	24,325
Class B	32,006
Class C	16,047
Transfer agent fees (Note 3)	88,946
Registration fees	44,307
Printing fees (Note 3)	21,528
Custodian fees	16,189
Audit and tax fees	13,078
Trustees' fees	10,741
Legal fees	8,420
Insurance expense	3,043
Commitment fees (Note 4)	1,989
Interest expense (Note 3)	788
Miscellaneous expense	5,748
Total expenses	716,085
Less: fees waived (Note 3)	(209,588)
Net expenses	506,497
Net investment income	2,506,516
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, and Foreign Currency Related Items
Net realized loss from investments	(1,523,069)
Net realized loss from futures contracts	(515,306)
Net realized loss on foreign currency transactions	(98,598)
Net change in unrealized appreciation (depreciation) from investments	147,956
Net change in unrealized appreciation (depreciation) from futures contracts	(216,823)
Net change in unrealized appreciation (depreciation) from foreign currency translations	59,228
Net realized and unrealized loss from investments, futures contracts, and foreign currency related items	(2,146,612)
Net increase in net assets resulting from operations	$359,904

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2006 (unaudited)	For the Year Ended October 31, 2005
From Operations
Net investment income	$2,506,516	$6,178,103
Net realized gain (loss) from investments, futures contracts, options written, swap contracts and foreign currency transactions	(2,136,973)	1,039,463
Net change in unrealized appreciation (depreciation) from investments, futures contracts, options written, swap contracts and foreign currency translations	(9,639)	(5,308,367)
Net increase in net assets resulting from operations	359,904	1,909,199
From Dividends
Dividends from net investment income
Common Class shares	(1,879,634)	(4,654,537)
Advisor Class shares	(284,454)	(593,241)
Class A shares	(474,834)	(1,100,776)
Class B shares	(126,676)	(232,010)
Class C shares	(63,439)	(103,546)
Net decrease in net assets resulting from dividends	(2,829,037)	(6,684,110)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	5,754,871	21,591,938
Reinvestment of dividends	2,480,736	6,020,069
Net asset value of shares redeemed	(42,855,831)	(54,794,544)
Net decrease in net assets from capital share transactions	(34,620,224)	(27,182,537)
Net decrease in net assets	(37,089,357)	(31,957,448)
Net Assets
Beginning of period	139,584,536	171,541,984
End of period	$102,495,179	$139,584,536
Undistributed net investment income	$95,727	$418,248

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002[1]	2001
Per share data
Net asset value, beginning of period	$9.76	$10.07	$9.84	$9.42	$10.33	$9.78
INVESTMENT OPERATIONS
Net investment income	0.22	0.40	0.32[2]	0.37[2]	0.50	0.64
Net gain (loss) on investments, futures contracts, options written, swap contracts and foreign currency related items (both realized and unrealized)	(0.19)	(0.28)	0.25	0.49	(0.91)	0.55
Total from investment operations	0.03	0.12	0.57	0.86	(0.41)	1.19
LESS DIVIDENDS
Dividends from net investment income	(0.25)	(0.43)	(0.34)	(0.44)	(0.50)	(0.64)
Net asset value, end of period	$9.54	$9.76	$10.07	$9.84	$9.42	$10.33
Total return[3]	0.26%	1.21%	5.95%	9.19%	(4.07)%	12.52%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$65,314	$91,916	$113,947	$129,743	$194,688	$334,647
Ratio of expenses to average net assets	0.70%[4]	0.70%	0.70%	0.70%	0.70%	0.72%
Ratio of net investment income to average net assets	4.53%[4]	4.01%	3.27%	3.82%	4.90%	6.32%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.36%[4]	0.27%	0.29%	0.28%	0.22%	0.13%
Portfolio turnover rate	190%	354%	385%	434%	385%	383%

1  As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Financial Highlights

(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002[1]	2001
Per share data
Net asset value, beginning of period	$9.76	$10.07	$9.84	$9.42	$10.33	$9.78
INVESTMENT OPERATIONS
Net investment income	0.19[2]	0.35[2]	0.28[2]	0.33[2]	0.47	0.62
Net gain (loss) on investments, futures contracts, options written, swap contracts and foreign currency related items (both realized and unrealized)	(0.19)	(0.28)	0.24	0.49	(0.91)	0.55
Total from investment operations	(0.00)	0.07	0.52	0.82	(0.44)	1.17
LESS DIVIDENDS
Dividends from net investment income	(0.22)	(0.38)	(0.29)	(0.40)	(0.47)	(0.62)
Net asset value, end of period	$9.54	$9.76	$10.07	$9.84	$9.42	$10.33
Total return[3]	(0.01)%	0.69%	5.42%	8.77%	(4.31)%	12.24%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$11,114	$14,007	$16,912	$19,990	$25,650	$42,633
Ratio of expenses to average net assets	1.20%[4]	1.20%	1.20%	1.09%	0.95%	0.96%
Ratio of net investment income to average net assets	4.03%[4]	3.51%	2.78%	3.42%	4.65%	5.86%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.36%[4]	0.27%	0.29%	0.28%	0.22%	0.17%
Portfolio turnover rate	190%	354%	385%	434%	385%	383%

1  As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002[2]	2001[1]
Per share data
Net asset value, beginning of period	$9.77	$10.08	$9.85	$9.42	$10.33	$10.26
INVESTMENT OPERATIONS
Net investment income	0.21[3]	0.38[3]	0.30[3]	0.18[3]	0.48	0.15
Net gain (loss) on investments, futures contracts, options written, swap contracts and foreign currency related items (both realized and unrealized)	(0.20)	(0.28)	0.25	0.66	(0.91)	0.07
Total from investment operations	0.01	0.10	0.55	0.84	(0.43)	0.22
LESS DIVIDENDS
Dividends from net investment income	(0.23)	(0.41)	(0.32)	(0.41)	(0.48)	(0.15)
Net asset value, end of period	$9.55	$9.77	$10.08	$9.85	$9.42	$10.33
Total return[4]	0.11%	0.94%	5.68%	9.03%	(4.27)%	2.13%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$17,177	$23,548	$30,050	$33,556	$3,829	$406
Ratio of expenses to average net assets	0.95%[5]	0.95%	0.95%	0.95%	0.95%	0.95%[5]
Ratio of net investment income to average net assets	4.28%[5]	3.76%	3.03%	1.83%	4.54%	5.66%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.36%[5]	0.27%	0.29%	0.28%	0.25%	0.31%[5]
Portfolio turnover rate	190%	354%	385%	434%	385%	383%

1  For the period July 31, 2001 (inception date) through October 31, 2001.

2  As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.Total returns for periods less than one year are not annualized.

5  Annualized

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Financial Highlights

(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002[2]	2001[1]
Per share data
Net asset value, beginning of period	$9.77	$10.07	$9.84	$9.42	$10.33	$10.26
INVESTMENT OPERATIONS
Net investment lncome	0.17[3]	0.30[3]	0.23[3]	0.26[3]	0.40	0.13
Net gain (loss) on investments, futures contracts, options written, swap contracts and foreign currency related items (both realized and unrealized)	(0.19)	(0.28)	0.25	0.50	(0.91)	0.07
Total from investment operations	(0.02)	0.02	0.48	0.76	(0.51)	0.20
LESS DIVIDENDS
Dividends from net investment income	(0.19)	(0.32)	(0.25)	(0.34)	(0.40)	(0.13)
Net asset value, end of period	$9.56	$9.77	$10.07	$9.84	$9.42	$10.33
Total return[4]	(0.21)%	0.23%	4.90%	8.11%	(5.02)%	1.96%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$5,625	$6,861	$7,385	$8,395	$5,149	$1,044
Ratio of expenses to average net assets	1.70%[5]	1.70%	1.70%	1.70%	1.70%	1.70%[5]
Ratio of net investment income to average net assets	3.53%[5]	3.01%	2.28%	2.65%	3.76%	4.87%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.36%[5]	0.27%	0.29%	0.28%	0.24%	0.32%[5]
Portfolio turnover rate	190%	354%	385%	434%	385%	383%

1  For the period July 31, 2001 (inception date) through October 31, 2001.

2  As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002[2]	2001[1]
Per share data
Net asset value, beginning of period	$9.76	$10.06	$9.84	$9.42	$10.33	$10.26
INVESTMENT OPERATIONS
Net investment Income	0.17[3]	0.30[3]	0.22[3]	0.24[3]	0.40	0.12
Net gain (loss) on investments, futures contracts, options written, swap contracts and foreign currency related items (both realized and unrealized)	(0.19)	(0.28)	0.25	0.52	(0.91)	0.07
Total from investment operations	(0.02)	0.02	0.47	0.76	(0.51)	0.19
LESS DIVIDENDS
Dividends from net investment income	(0.19)	(0.32)	(0.25)	(0.34)	(0.40)	(0.12)
Net asset value, end of period	$9.55	$9.76	$10.06	$9.84	$9.42	$10.33
Total return[4]	(0.21)%	0.22%	4.79%	8.11%	(5.03)%	1.89%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$3,264	$3,253	$3,247	$2,381	$1,033	$296
Ratio of expenses to average net assets	1.70%[5]	1.70%	1.70%	1.70%	1.70%	1.70%[5]
Ratio of net investment income to average net assets	3.53%[5]	3.01%	2.25%	2.45%	3.81%	4.82%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.36%[5]	0.27%	0.29%	0.28%	0.23%	0.33%[5]
Portfolio turnover rate	190%	354%	385%	434%	385%	383%

1  For the period July 31, 2001 (inception date) through October 31, 2001.

2  As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized

See Accompanying Notes to Financial Statements.

Credit Suisse Fixed Income Fund

Notes to Financial Statements

April 30, 2006 (unaudited)

Note 1. Organization

Credit Suisse Fixed Income Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to generate high current income consistent with reasonable risk and, secondarily, capital appreciation. The Fund was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987.

The Fund is authorized to offer five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares, and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs (5) employees of Credit Suisse or its affiliates and current and former Directors or Trustees of funds advised by Credit Suisse or its affiliates and (6) Credit Suisse or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class B shares are sold subject to a contingent deferred sales shares which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

"Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly.

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carry forward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2006, the Fund had no open forward foreign currency contracts.

I) TBA PURCHASE COMMITMENTS – The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

J) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At April 30, 2006, the Fund had the following open futures contracts:

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)
Government of Canada 10 Year Bonds Futures	24	6/21/06	$2,414,339	$2,361,340	$(52,999)
Federal Republic of Germany 10 Year Bonds Futures	42	6/8/06	6,264,247	6,114,797	(149,450)
Government of Japan 10 Year Bonds Futures	3	6/9/06	3,494,308	3,483,362	(10,946)
U.S. Treasury 5 Year Notes Futures	32	6/30/06	3,332,610	3,333,000	390
U.S. Treasury 20 Year Notes Futures	53	6/21/06	5,943,210	5,662,719	(280,491)
			$21,448,714	$20,955,218	$(493,496)
Australia Treasury Bonds 10 Year Futures	(52)	6/15/06	(4,084,717)	(4,033,274)	51,443
UK Treasury Bonds 10 Year Futures	(31)	6/28/06	(6,353,614)	(6,181,281)	172,333
U.S. Treasury 2 Year Notes Futures	(21)	6/30/06	(4,275,923)	(4,278,422)	(2,499)
U.S. Treasury 10 Year Notes Futures	(72)	6/21/06	(7,649,404)	(7,601,625)	47,779
			$(22,363,658)	$(22,094,602)	$269,056
			$(914,944)	$(1,139,384)	$(224,440)

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

K) OPTIONS — The Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. The volatility input assumption is interpolated from the previous day's price. At April 30, 2006 the Fund had no outstanding options contracts.

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

L) SWAPS — The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At April 30, 2006 the Fund had no outstanding swap contracts.

M) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2006, total earnings from the Fund's investment in cash collateral received in connection with securities lending

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

arrangements was $245,179 of which $229,351 was rebated to borrowers (brokers). The Fund retained $11,281 in income from the cash collateral investment and SSB, as lending agent, was paid $4,547. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

N) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the six months ended April 30, 2006, investment advisory fees earned and voluntarily waived were $288,012 and $209,588, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2006, co-administrative services fees earned by CSAMSI were $57,602.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $52,414.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. Advisor Class shares may pay such fee at an annual rate not to exceed 0.75% of the average daily net assets. This fee is currently calculated at an annual rate of 0.50% of the average daily net assets of the Advisor Class shares. For Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the daily average net assets of the Class A shares. For Class B and Class C shares of the Fund, the fees are calculated at an annual rate of 1.00% of the average daily net assets of the Class B and Class C shares of the Fund. Common Class shares do not bear any distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2006, the Fund reimbursed Credit Suisse $47,635, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2006, CSAMSI and its affiliates advised the Fund that it retained $644 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2006, Merrill was paid $206 for its services to the Fund.

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2006, the Fund had no loans outstanding under the Credit Facility. During the six months ended April 30, 2006, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$6,300,000	4.50%	$6,300,000

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2006, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

	Investment Securities	US Government/Agency Obligations
Purchases	$230,616,166	$184,874,690
Sales	251,526,888	198,939,937

At April 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $122,677,359, $272,287, $(2,089,873) and $(1,817,586), respectively.

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Advisor Class shares, Class A shares, Class B shares, and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	362,885	$3,525,661	1,394,428	$13,918,007
Shares issued in reinvestment of dividends	184,430	1,788,711	448,576	4,472,812
Shares redeemed	(3,119,338)	(30,314,274)	(3,743,793)	(37,189,296)
Net decrease	(2,572,023)	$(24,999,902)	(1,900,789)	$(18,798,477)
	Advisor Class
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	18,592	$180,944	96,119	$963,952
Shares issued in reinvestment of dividends	20,884	202,560	39,677	395,807
Shares redeemed	(309,911)	(3,011,959)	(380,991)	(3,798,421)
Net decrease	(270,435)	$(2,628,455)	(245,195)	$(2,438,662)
	Class A
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	123,826	$1,200,262	408,841	$4,083,934
Shares issued in reinvestment of dividends	41,890	407,003	99,331	991,846
Shares redeemed	(777,752)	(7,579,638)	(1,080,370)	(10,809,405)
Net decrease	(612,036)	$(5,972,373)	(572,198)	$(5,733,625)
	Class B
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	44,859	$437,539	161,583	$1,609,981
Shares issued in reinvestment of dividends	7,284	70,739	13,756	137,286
Shares redeemed	(165,898)	(1,611,350)	(206,573)	(2,063,868)
Net decrease	(113,755)	$(1,103,072)	(31,234)	$(316,601)

Credit Suisse Fixed Income Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 6. Capital Share Transactions

	Class C
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	42,397	$410,465	101,683	$1,016,064
Shares issued in reinvestment of dividends	1,209	11,723	2,238	22,318
Shares redeemed	(35,079)	(338,610)	(93,435)	(933,554)
Net increase	8,527	$83,578	10,486	$104,828

On April 30, 2006, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

Fund	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	60%
Advisor Class	4	22%
Class A	2	43%
Class B	1	22%
Class C	2	78%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Fixed Income Fund

Board Approval of Advisory Agreement (unaudited)

In approving the Investment Advisory Agreement, the Board of Trustees of the Fund, including the Independent Trustees, considered the following factors:

Investment Advisory Fee Rate

The Board reviewed and considered the contractual advisory fee rate of 0.50% for the Fund (the "Contractual Advisory Fee") in light of the extent and quality of the advisory services provided. The Board also reviewed and considered the fee waivers and/ or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate (after taking waivers and reimbursements into account) of 0.21% for the Fund (the "Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse Asset Management, LLC ("Credit Suisse") under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Fixed Income Fund

Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered the one-, two- three-, four-, five- and ten-year performance of the Fund, along with comparisons, for all presented periods, both to the relevant performance group (the "Performance Group") and universe of funds (the "Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

The Board reviewed information comparing the performance of the various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Fund and its identified benchmark over various time periods.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of its relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

Credit Suisse Fixed Income Fund

Board Approval of Advisory Agreement (unaudited) (continued)

The Board considered the standards applied in seeking best execution and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities between the Fund and other advisory clients.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  although the Contractual Advisory Fee was higher than the median of its Peer Group, the fee was considered reasonable recognizing that the amount that shareholders were actually charged, the Net Advisory Fee, was approximately at the median of the Fund's Peer Group.

•  the Fund's one-, two- and three-year performance was above the median of its Performance Group and Performance Universe, and while the Fund's four-, five- and ten-year performance record was below the median of its Performance Group and Performance Universe, the improvements in the Fund's recent performance were a positive reflection of the enhanced research and portfolio management changes instituted by Credit Suisse.

•  the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers.

•  in light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to cap fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  in light of the relatively small size of the Fund and the amount of the Net Advisory Fees, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Fixed Income Fund

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and-advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2006.

Credit Suisse Fixed Income Fund

Proxy Voting and Portfolio Holdings Information

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, http://www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  FI-SAR-0406

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.
The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE FIXED INCOME FUND

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	July 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	July 5, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 5, 2006